Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Payables
Accrued Expenses and Other Payables

(13) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Other payables	11,479	1,801	27,400

	11,479	1,801	27,400